SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt	$ 428,269
Short-term Debt	264,624	$ 297,811
Bank deposit, serves as bank borrowing security, classified as current	215,377	245,474
Building
Debt Instrument [Line Items]
Assets pledged as collateral	458,921
US$ denominated bank borrowing | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	4,000	0
Denominated Bank Borrowing [Member]
Debt Instrument [Line Items]
Long-term Debt	74,624	107,811
Short-term Debt	190,000	190,000
Bank Borrowings One [Member]
Debt Instrument [Line Items]
Repayments of Bank Debt	$ 30,578	$ 31,353
Short-term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR	LIBOR
Interest basis spread on variable rate	1.30%	1.25%
Debt Instrument, Interest Rate, Basis for Effective Rate	bear interest rates of 3-month London Interbank Offered Rate ("LIBOR") plus 1.30% (2018: 3-month LIBOR plus 1.25%).
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.69%	3.64%
Long-term loans
Debt Instrument [Line Items]
Stated interest rate, as a percent	4.10%
Period of stated interest rate application	3 years
Long-term loans | Restricted Cash Noncurrent [Member]
Debt Instrument [Line Items]
Bank account for tenant improvements	$ 5,983	$ 5,989
Long-term loans | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	$ 813	3,218
Long-term loans | Prime
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	Prime rate
Interest basis spread on variable rate	1.00%
Long-term loans | US$ denominated bank borrowing
Debt Instrument [Line Items]
Carrying amount of debt	$ 7,802	$ 2,820
Long-term loans | US$ denominated bank borrowing | Restricted Cash Noncurrent [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	1,105
Long-term loans | PRC
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	984
Long-term loans | PRC | RMB denominated bank borrowing for purchase of buildings | Building
Debt Instrument [Line Items]
Assets pledged as collateral	89,660
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China
Debt Instrument [Line Items]
Carrying amount of debt	30,107
Long-term debt reclassified to short-term debt	3
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | Restricted Cash Noncurrent [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	33,931
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Carrying amount of debt	43,003
Long-term debt reclassified to short-term debt	$ 2,365
Stated interest rate, as a percent	5.98%
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | Building | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	$ 56,739
Long-term loans | PRC | RMB Denominated Bank Borrowing For Financial Institutions in China | PBOC rate
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	5%
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings
Debt Instrument [Line Items]
Carrying amount of debt	$ 60,529		$ 70,640
Stated interest rate, as a percent		4.90%	4.90%
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Repayable On Demand For Not Meeting Loan Covenants [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	60,529	$ 70,640
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Buildings and Land [Member]
Debt Instrument [Line Items]
Assets pledged as collateral	206,449
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings
Debt Instrument [Line Items]
Carrying amount of debt	16,983	19,644
Assets pledged as collateral	$ 1,433
Stated interest rate, as a percent	4.90%
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Accounts Receivable [Member]
Debt Instrument [Line Items]
Assets pledged as collateral	$ 324
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	2,342	2,381
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Building
Debt Instrument [Line Items]
Assets pledged as collateral	43,298
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings
Debt Instrument [Line Items]
Carrying amount of debt	40,009	45,315
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt	$ 4,572
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Repayable On Demand For Not Meeting Loan Covenants [Member]
Debt Instrument [Line Items]
Long-term debt reclassified to short-term debt		$ 4,764
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | PBOC rate
Debt Instrument [Line Items]
Interest basis spread on variable rate	25.00%	40.00%
Long-term loans | UNITED STATES | Buildings and Land [Member]
Debt Instrument [Line Items]
Assets pledged as collateral	$ 54,973
Long-term loans | Taiwan | US$ denominated bank borrowing
Debt Instrument [Line Items]
Carrying amount of debt	37,573	$ 37,266
Principle amount of debt	$ 40,000
Stated interest rate, as a percent	2.35%
Long-term loans | Taiwan | US$ denominated bank borrowing | Payable on October 23, 2020
Debt Instrument [Line Items]
Percent of principle in periodic payment	10.00%
Long-term loans | Taiwan | US$ denominated bank borrowing | Payable on October 23, 2021
Debt Instrument [Line Items]
Percent of principle in periodic payment	90.00%
Long-term loans | Taiwan | US$ denominated bank borrowing | Three month LIBOR
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-month LIBOR